FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Forward contracts	$ 15,110
Net asset (liability)	(878)	$ 507
Foreign exchange gain (loss)	$ 36	58
Sensitivity analysis variance, percentage	10.00%
Effect of variance on net income	$ 632	407
CAD [Member]
Statements [Line Items]
Foreign exchange gain (loss)	$ (7)	$ 331